Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of loss before taxes
Domestic					$ 2,613,733	$ 4,455,038
Foreign					312,477	323,505
Net loss	$ (647,826)	$ (797,734)	$ (1,310,498)	$ (1,581,164)	$ (2,926,210)	$ (4,778,541)